Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 72,966	¥ 49,138
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	93,303	49,673
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	861	2,566
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	576	868
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	5,120	(1,756)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	8,531	1,319
Net income from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	67,074	49,402
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	84,196	48,560
Other expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 89	1,074
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held		¥ 1,074